OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of offsetting of financial assets and financial liabilities [text block] [Abstract]
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
NOTE 43: OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts if offset of related amounts permitted
	Gross amounts of assets and liabilities[1]	Amount offset in the balance sheet[2]	Net amounts presented in the balance sheet	Cash collateral received/ pledged	Non-cash collateral received/ pledged
	£m	£m	£m	£m	£m	£m
At 31 December 2021
Financial assets
Financial assets at fair value through profit or loss	1,798	—	1,798	—	(35)	1,763
Derivative financial instruments	33,665	(28,154)	5,511	(1,621)	(2,733)	1,157
Loans and advances to banks and reverse repurchase agreements:
Loans and advances to banks	4,478	—	4,478	(350)	—	4,128
Reverse repurchase agreements	4,179	(1,183)	2,996	—	(2,996)	—
	8,657	(1,183)	7,474	(350)	(2,996)	4,128
Loans and advances to customers and reverse repurchase agreements:
Loans and advances to customers	431,994	(1,165)	430,829	(102)	(1,506)	429,221
Reverse repurchase agreements	55,466	(8,754)	46,712	—	(46,712)	—
	487,460	(9,919)	477,541	(102)	(48,218)	429,221
Debt securities	4,562	—	4,562	—	(267)	4,295
Financial assets at fair value through other comprehensive income	27,786	—	27,786	—	(4,981)	22,805
Financial liabilities
Deposits from banks and repurchase agreements:
Deposits from banks	3,363	—	3,363	(1,404)	—	1,959
Repurchase agreements	31,268	(1,183)	30,085	—	(30,085)	—
	34,631	(1,183)	33,448	(1,404)	(30,085)	1,959
Customer deposits and repurchase agreements:
Customer deposits	450,538	(1,165)	449,373	(217)	(1,506)	447,650
Repurchase agreements	8,775	(8,754)	21	—	(21)	—
	459,313	(9,919)	449,394	(217)	(1,527)	447,650
Financial liabilities at fair value through profit or loss	6,537	—	6,537	—	—	6,537
Derivative financial instruments	32,797	(28,154)	4,643	(452)	(4,191)	—
1After impairment allowance.
2The amounts offset in the balance sheet as shown above mainly represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
3The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
The effects of over-collateralisation have not been taken into account in the above table.

				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts if offset of related amounts permitted
	Gross amounts of assets and liabilities[1]	Amount offset in the balance sheet[2]	Net amounts presented in the balance sheet	Cash collateral received/ pledged	Non-cash collateral received/ pledged
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Financial assets at fair value through profit or loss	1,674	—	1,674	—	—	1,674
Derivative financial instruments	67,428	(59,087)	8,341	(2,702)	(3,555)	2,084
Loans and advances to banks and reverse repurchase agreements:
Loans and advances to banks	4,324	—	4,324	(1,023)	—	3,301
Reverse repurchase agreements	1,634	(8)	1,626	—	(1,626)	—
	5,958	(8)	5,950	(1,023)	(1,626)	3,301
Loans and advances to customers and reverse repurchase agreements:
Loans and advances to customers	426,104	(410)	425,694	(837)	(2,762)	422,095
Reverse repurchase agreements	59,856	(5,409)	54,447	—	(54,447)	—
	485,960	(5,819)	480,141	(837)	(57,209)	422,095
Debt securities	5,137	—	5,137	—	—	5,137
Financial assets at fair value through other comprehensive income	27,260	—	27,260	—	(5,132)	22,128
Financial liabilities
Deposits from banks and repurchase agreements:
Deposits from banks	6,230	—	6,230	(2,351)	—	3,879
Repurchase agreements	18,775	(8)	18,767	—	(18,767)	—
	25,005	(8)	24,997	(2,351)	(18,767)	3,879
Customer deposits and repurchase agreements:
Customer deposits	426,874	(1,722)	425,152	(350)	(2,762)	422,040
Repurchase agreements	14,826	(5,409)	9,417	—	(9,417)	—
	441,700	(7,131)	434,569	(350)	(12,179)	422,040
Financial liabilities at fair value through profit or loss	6,831	—	6,831	—	—	6,831
Derivative financial instruments	66,003	(57,775)	8,228	(1,860)	(4,849)	1,519
1After impairment allowance.
2The amounts offset in the balance sheet as shown above mainly represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
3The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
The effects of over-collateralisation have not been taken into account in the above table.